Statutory Reserve - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 1,875	$ 1,830	$ 1,749
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 42,011	43,543	35,278
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 40,136	$ 41,713	$ 33,529